STAFF COSTS - Additional Information (Details)				1 Months Ended		12 Months Ended
	Jan. 01, 2019 EquityInstruments	Jan. 01, 2018 USD ($)	Jan. 01, 2017 EquityInstruments	Dec. 31, 2019 tranche EquityInstruments	Nov. 30, 2019 EquityInstruments	Dec. 31, 2019 EquityInstruments kr / shares	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 EquityInstruments kr / shares	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 EquityInstruments kr / shares	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 EquityInstruments kr / shares
Disclosure Of Employee Benefits [Line Items]
Number of seafarers for which staff costs included in operating expenses | $							108		112		131
Number of RSUs granted							1,001,100		944,468
Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted							1,001,100		907,300		866,600
Number of RSUs outstanding as of date				2,228,300		2,228,300	2,228,300	2,719,100	2,719,100	2,611,200	2,611,200	1,999,800
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of RSUs | kr / shares						kr 53.7		kr 53.7
Average remaining contractual life							1 year 6 months		1 year 1 month 6 days		1 year 3 months 18 days
Key management personnel of entity or parent
Disclosure Of Employee Benefits [Line Items]
Aggregate compensation paid | $							$ 1,736,750		$ 2,186,679		$ 1,987,726
Aggregate compensation paid for pensions | $							$ 115,880		125,959		$ 112,236
Market value of one share | kr / shares										kr 93.6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs		3 years
Chief executive officer | Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of one fifth units vested in share-based payment arrangement.	255,345	255,345	255,345
Number of Tranches | tranche				2
Number of RSUs granted												1,276,725
Vesting percentage of RSU grant							100.00%
Value of RSUs grant | $									$ 900,000
Market value of one share | kr / shares						49.5						kr 96.3
Percentage of non-vested RSU							60.00%
Exercise price per share | kr / shares						kr 53.7
Average strike price				90 days
Percentage of premium on average price to determine exercise price				15.00%			15.00%
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period of RSUs				360 days							3 years
Chief executive officer | Long term incentive plan | Tranches One [Member]
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted				255,200
Chief executive officer | Long term incentive plan | Tranches Two [Member]
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted				255,200
Chief executive officer | Long term incentive plan | First Vesting over Three Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs				3 years
Chief executive officer | Long term incentive plan | Second Vesting over Three years [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of RSUs				3 years
Executive Director [Member] | Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of one fifth units vested in share-based payment arrangement.					255,345